Condensed Consolidated Statements of Changes in Stockholders’ Equity - USD ($) $ in Thousands	Redeemable Class A common Stock	Series A Preferred Stock	Class A common Stock	Class B common Stock	Treasury stock	Additional Paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Total
Balance (in Shares) at Jun. 27, 2020	2,069,000	106,378	3,842,428
Balance at Jun. 27, 2020	$ 160,601	$ 133,147	$ 1			$ 271,776	$ (102,701)	$ (19,012)	$ 150,064
Retroactive application of recapitalization (in Shares)	49,328,025	2,536,209	91,608,875
Retroactive application of recapitalization			$ 9				(9)
Adjusted balance, beginning of period (in Shares)	51,397,025	2,642,587	95,451,303
Adjusted balance, beginning of period	$ 160,601	$ 133,147	$ 10			271,776	(102,710)	(19,012)	150,064
Net loss							(126,461)		(126,461)
Foreign currency translation adjustment								977	977
Unrealized gain (loss) on derivatives								(371)	(371)
Reclassification to earnings								9,002	9,002
Accrued dividends on pre-merger Series A preferred stock		8,015				(8,015)			(8,015)
Change in fair value of redeemable Class A common stock of Old Bowlero	304,226					(304,226)			(304,226)
Stock based compensation						3,164			3,164
Reclass of negative APIC to accumulated deficit						37,301	(37,301)
Balance (in Shares) at Jun. 27, 2021	51,397,025	2,642,587	95,451,303
Balance at Jun. 27, 2021	$ 464,827	$ 141,162	$ 10				(266,472)	(9,404)	(275,866)
Net loss							(29,934)		(29,934)
Foreign currency translation adjustment								(771)	(771)
Unrealized gain (loss) on derivatives								60	60
Reclassification to earnings								8,809	8,809
Accrued dividends on pre-merger Series A preferred stock		4,136				(4,136)			(4,136)
Change in fair value of redeemable Class A common stock of Old Bowlero	38,864					(38,864)			(38,864)
Stock based compensation						6,804			6,804
Stock based compensation (in Shares)			93,662
Merger induced stock based compensation				$ 1		42,555			42,556
Merger induced stock based compensation (in Shares)			2,529,360	5,839,993
Issuance of common stock and preferred stock in connection with Merger Capitalization, net of Bowlero equity issuance costs and fair value of liability-classified warrants and earnout		$ 95,000	$ 4			120,805			120,809
Issuance of common stock and preferred stock in connection with Merger Capitalization, net of Bowlero equity issuance costs and fair value of liability-classified warrants and earnout (in Shares)		95,000	42,185,233	1,074,185
Settlement of pre-merger Series A preferred stock		$ (145,298)
Settlement of pre-merger Series A preferred stock (in Shares)		(2,642,587)
Conversion of Class A common stock of Old Bowlero to Series A preferred stock		$ 105,000	$ (1)			(104,999)			(105,000)
Conversion of Class A common stock of Old Bowlero to Series A preferred stock (in Shares)		105,000	(10,499,900)
Consideration to existing shareholders of Old Bowlero			$ (2)			(225,998)			(226,000)
Consideration to existing shareholders of Old Bowlero (in Shares)			(22,599,800)
Consideration paid to Old Bowlero optionholders						(15,467)			(15,467)
Exchange of redeemable Class A common stock of Old Bowlero for Class B common stock (in Shares)	(51,397,025)			51,397,025
Exchange of redeemable Class A common stock of Old Bowlero for Class B common stock	$ (503,691)			$ 5		503,686			503,691
Accrual of paid-in-kind dividends on Series A preferred stock		6,002				(6,002)			(6,002)
Repurchase of Class A common stock into Treasury stock					$ (34,557)				(34,557)
Repurchase of Class A common stock into Treasury stock (in Shares)			(3,430,667)		3,430,667
Class A common stock issued in conjunction with exercise of warrants						40,186			40,186
Class A common stock issued in conjunction with exercise of warrants (in Shares)			4,266,439
Conversion of Class B common stock into Class A common stock (in Shares)			2,400,000	(2,400,000)
Reclass of negative APIC to accumulated deficit						16,445	(16,445)
Balance (in Shares) at Jul. 03, 2022		200,000	110,395,630	55,911,203	3,430,667
Balance at Jul. 03, 2022		$ 206,002	$ 11	$ 6	$ (34,557)	$ 335,015	$ (312,851)	$ (1,306)	$ (13,682)